Transactions not involving cash (Tables)	12 Months Ended
Dec. 31, 2022
Transactions not involving cash
Summary of non-cash activities which are not reflected in the statement of cash flows

	2022	2021	2020
Lease (Note 13)	54,861	22,346	14,471
Forward contract (Note 4)	—	51,501	406,635
Retained payments from business combination (Note 4)	—	1,324	14,821
Capital contribution (Note 4)	—	10,000	—
Price adjustment from business combination (Note 4)	—	(7,400)	4,620
Acquisition from business combination (Note 4)	—	36,172	22,857